COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
COMMITMENTS AND CONTINGENCIES
Accrual for unrecognized tax benefits and interest	¥ 87,174	$ 12,639